Premises, Equipment and Leases (Future Minimum Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Rent expense, operating leases	$ 3,000,000	$ 3,000,000	$ 2,900,000
2015	2,444,000
2016	2,282,000
2017	2,059,000
2018	1,975,000
2019	1,934,000
Thereafter	13,153,000
Total minimum lease payments	$ 23,847,000